Deposits	12 Months Ended
Dec. 31, 2024
Deposits
Deposits

Note 10. Deposits

The following is a maturity distribution of time deposits at December 31, 2024:

2025	$170,554,124
2026	10,849,048
2027	2,913,990
2028	1,688,793
2029	1,270,353
Total time deposits	$187,276,308

Total deposits in excess of the FDIC insurance level amounted to $325,985,307 as of December 31, 2024.